Note 14 - Finance Income and Finance Costs - Components of Finance Income and Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Interest received – Bank	$ 53	$ 38	$ 16
Finance cost
Interest – Term loan	92	155	103
Interest – Capitalised to Property, plant and equipment (note 17)	(92)	(155)	(103)
Unwinding of rehabilitation provision	20	25	25
Finance charges – Overdraft	253	44	167
Finance cost	$ 273	$ 69	$ 192